Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13)	$ 60,915,126	$ 66,699,388
Provision for trails in process (Note 19)	9,340,511	10,533,137
Provision for environmental costs	12,320,339	11,914,160
Provisions	$ 82,575,976	$ 89,146,685